Acquisitions - Schedule of Pro Forma Profit and Loss (Details) - EUR (€)		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Historical Brera Holdings PLC [Member]
CONTINUING OPERATIONS
Cost of revenue		€ 8,704	[1]	€ 28,263
Gross profit		264,826	[1]	463,937
Operating expenses:
Total operating expenses		4,351,650	[1]	3,296,833
Operating loss from continuing operations		(4,086,824)	[1]	(2,832,896)
Other income (expense):
Net fair value gain and loss on financial assets at fair value through profit and loss				2,389
Change in fair value of warrant liability		23,077	[1]	(19,389)
Gain on remeasurement of previously held interest	[1]	2,042,272
Income related to change in fair value of contingent consideration - related parties	[1]	78
Total other income, net		2,144,027	[1]	198,712
Loss before income taxes from continuing operations		(1,942,797)	[1]	(2,634,184)
Provision for income taxes			[1]
Net loss from continuing operations		(1,942,797)	[1]	(2,634,184)
Loss from discontinued operations, net of tax		(710,822)	[1]	(553,817)
Net loss		(2,653,619)	[1]	(3,188,001)
Attributable to the Company		(2,023,535)	[1]	(2,916,990)
Attributable to non-controlling interest		(630,084)	[1]	(271,011)
Item that will not be reclassified to profit or loss:
Foreign currency translation adjustments		237,513	[1]	16,921
Total comprehensive loss		€ (2,416,106)	[1]	€ (3,171,080)
Historical Brera Holdings PLC [Member] | Ordinary shares – Class A [Member]
Weighted average shares outstanding – basic and diluted:
Weighted average shares outstanding – basic (in Shares)		627,833	[1]	704,780
Weighted average shares outstanding – diluted (in Shares)		627,833	[1]	704,780
Net loss per share from continuing operations – basic and diluted:
Net loss per share from continuing operations – basic (in Euro per share)		€ (0.69)	[1]	€ (1.92)
Net loss per share from continuing operations – diluted (in Euro per share)		(0.69)	[1]	(1.92)
Net loss per share from discontinued operations – basic and diluted:
Net loss per share from discontinued operations – basic (in Euro per share)		(0.37)	[1]	(0.45)
Net loss per share from discontinued operations – diluted (in Euro per share)		€ (0.37)	[1]	€ (0.45)
Historical Brera Holdings PLC [Member] | Ordinary shares – Class B [Member]
Weighted average shares outstanding – basic and diluted:
Weighted average shares outstanding – basic (in Shares)		1,269,152	[1]	523,769
Weighted average shares outstanding – diluted (in Shares)		1,269,152	[1]	523,769
Net loss per share from continuing operations – basic and diluted:
Net loss per share from continuing operations – basic (in Euro per share)		€ (0.69)	[1]	€ (1.92)
Net loss per share from continuing operations – diluted (in Euro per share)		(0.69)	[1]	(1.92)
Net loss per share from discontinued operations – basic and diluted:
Net loss per share from discontinued operations – basic (in Euro per share)		(0.37)	[1]	(0.45)
Net loss per share from discontinued operations – diluted (in Euro per share)		€ (0.37)	[1]	€ (0.45)
Historical Brera Holdings PLC [Member] | Non-related Parties [Member]
CONTINUING OPERATIONS
Revenue		€ 273,530	[1]	€ 460,961
Operating expenses:
General and administrative expense		3,719,616	[1]	1,934,487
Other income (expense):
Finance costs		(356)	[1]
Other income	[1]	151,739
Historical Brera Holdings PLC [Member] | Related Parties [Member]
CONTINUING OPERATIONS
Revenue			[1]	31,239
Operating expenses:
General and administrative expense		632,034	[1]	1,362,346
Other income (expense):
Finance costs		(72,783)	[1]	215,712
Historical Juve Stabia [Member]
CONTINUING OPERATIONS
Cost of revenue		6,573,360	[2]	2,202,505
Gross profit		399,802	[2]	(96,988)
Operating expenses:
Total operating expenses		3,707,021	[2]	1,668,405
Operating loss from continuing operations		(3,307,219)	[2]	(1,765,393)
Other income (expense):
Net fair value gain and loss on financial assets at fair value through profit and loss
Change in fair value of warrant liability			[2]
Gain on remeasurement of previously held interest	[2]
Income related to change in fair value of contingent consideration - related parties	[2]
Total other income, net		373,417	[2]	(126,355)
Loss before income taxes from continuing operations		(2,933,802)	[2]	(1,891,748)
Provision for income taxes		294,022	[2]
Net loss from continuing operations		(3,227,824)	[2]	(1,891,748)
Loss from discontinued operations, net of tax			[2]
Net loss		(3,227,824)	[2]	(1,891,748)
Attributable to the Company		(1,678,468)	[2]	(983,709)
Attributable to non-controlling interest		(1,549,356)	[2]	(908,039)
Item that will not be reclassified to profit or loss:
Foreign currency translation adjustments			[2]
Total comprehensive loss		(3,227,824)	[2]	(1,891,748)
Historical Juve Stabia [Member] | Non-related Parties [Member]
CONTINUING OPERATIONS
Revenue		6,973,162	[2]	2,105,517
Operating expenses:
General and administrative expense		3,707,021	[2]	1,668,405
Other income (expense):
Finance costs		(94,654)	[2]	(86,143)
Other income	[2]	468,071
Historical Juve Stabia [Member] | Related Parties [Member]
CONTINUING OPERATIONS
Revenue			[2]
Operating expenses:
General and administrative expense			[2]
Other income (expense):
Finance costs			[2]	(40,212)
Pro Forma Adjustments [Member]
CONTINUING OPERATIONS
Cost of revenue
Gross profit
Operating expenses:
Total operating expenses		566,877		603,342
Operating loss from continuing operations		(566,877)		(603,342)
Other income (expense):
Net fair value gain and loss on financial assets at fair value through profit and loss
Change in fair value of warrant liability
Gain on remeasurement of previously held interest
Income related to change in fair value of contingent consideration - related parties
Total other income, net
Loss before income taxes from continuing operations		(566,877)		(603,342)
Provision for income taxes
Net loss from continuing operations		(566,877)		(603,342)
Loss from discontinued operations, net of tax
Net loss		(566,877)		(603,342)
Attributable to the Company		(294,776)		(313,738)
Attributable to non-controlling interest		(272,101)		(289,604)
Item that will not be reclassified to profit or loss:
Foreign currency translation adjustments
Total comprehensive loss		(566,877)		€ (603,342)
Pro Forma Adjustments [Member] | Ordinary shares – Class A [Member]
Weighted average shares outstanding – basic and diluted:
Weighted average shares outstanding – basic (in Shares)
Weighted average shares outstanding – diluted (in Shares)
Pro Forma Adjustments [Member] | Ordinary shares – Class B [Member]
Weighted average shares outstanding – basic and diluted:
Weighted average shares outstanding – basic (in Shares)				740,000
Weighted average shares outstanding – diluted (in Shares)				740,000
Pro Forma Adjustments [Member] | Non-related Parties [Member]
CONTINUING OPERATIONS
Revenue
Operating expenses:
General and administrative expense		566,877		603,342
Other income (expense):
Finance costs
Other income
Pro Forma Adjustments [Member] | Related Parties [Member]
CONTINUING OPERATIONS
Revenue
Operating expenses:
General and administrative expense
Other income (expense):
Finance costs
Pro Forma Combined [Member]
CONTINUING OPERATIONS
Cost of revenue		6,582,064		2,230,768
Gross profit		664,628		366,949
Operating expenses:
Total operating expenses		8,625,548		5,568,580
Operating loss from continuing operations		(7,960,920)		(5,201,631)
Other income (expense):
Net fair value gain and loss on financial assets at fair value through profit and loss				2,389
Change in fair value of warrant liability		23,077		(19,389)
Gain on remeasurement of previously held interest		2,042,272
Income related to change in fair value of contingent consideration - related parties		78
Total other income, net		2,517,444		72,357
Loss before income taxes from continuing operations		(5,443,476)		(5,129,274)
Provision for income taxes		294,022
Net loss from continuing operations		(5,737,498)		(5,129,274)
Loss from discontinued operations, net of tax		(710,822)		(553,817)
Net loss		(6,448,320)		(5,683,091)
Attributable to the Company		(3,996,779)		(4,214,437)
Attributable to non-controlling interest		(2,451,541)		(1,468,654)
Item that will not be reclassified to profit or loss:
Foreign currency translation adjustments		237,513		16,921
Total comprehensive loss		€ (6,210,807)		€ (5,666,170)
Pro Forma Combined [Member] | Ordinary shares – Class A [Member]
Weighted average shares outstanding – basic and diluted:
Weighted average shares outstanding – basic (in Shares)		627,833		704,780
Weighted average shares outstanding – diluted (in Shares)		627,833		704,780
Net loss per share from continuing operations – basic and diluted:
Net loss per share from continuing operations – basic (in Euro per share)		€ (1.74)		€ (1.69)
Net loss per share from continuing operations – diluted (in Euro per share)		(1.74)		(1.69)
Net loss per share from discontinued operations – basic and diluted:
Net loss per share from discontinued operations – basic (in Euro per share)		(0.37)		(0.45)
Net loss per share from discontinued operations – diluted (in Euro per share)		€ (0.37)		€ (0.45)
Pro Forma Combined [Member] | Ordinary shares – Class B [Member]
Weighted average shares outstanding – basic and diluted:
Weighted average shares outstanding – basic (in Shares)		1,269,152		1,263,769
Weighted average shares outstanding – diluted (in Shares)		1,269,152		1,263,769
Net loss per share from continuing operations – basic and diluted:
Net loss per share from continuing operations – basic (in Euro per share)		€ (1.74)		€ (1.69)
Net loss per share from continuing operations – diluted (in Euro per share)		(1.74)		(1.69)
Net loss per share from discontinued operations – basic and diluted:
Net loss per share from discontinued operations – basic (in Euro per share)		(0.37)		(0.45)
Net loss per share from discontinued operations – diluted (in Euro per share)		€ (0.37)		€ (0.45)
Pro Forma Combined [Member] | Non-related Parties [Member]
CONTINUING OPERATIONS
Revenue		€ 7,246,692		€ 2,566,478
Operating expenses:
General and administrative expense		7,993,514		4,206,234
Other income (expense):
Finance costs		(95,010)		(86,143)
Other income		619,810
Pro Forma Combined [Member] | Related Parties [Member]
CONTINUING OPERATIONS
Revenue				31,239
Operating expenses:
General and administrative expense		632,034		1,362,346
Other income (expense):
Finance costs		€ (72,783)		€ 175,500

[1]	Includes the profit and loss activity of Juve Stabia from June 21, 2025 to June 30, 2025
[2]	Includes the profit and loss activity of Juve Stabia from January 1, 2025 through June 20, 2025 (date of acquisition).